UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21036

Name of Fund: BlackRock Municipal Bond Trust (BBK)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:   John M. Perlowski, Chief Executive Officer, BlackRock Municipal Bond

              Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2019

Date of reporting period: 11/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) November 30, 2018	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 136.1%

Alabama — 0.6%
Opelika Utilities Board, Refunding RB, 4.00%, 06/01/41	$960	$968,266

Arizona — 7.6%
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital, Series A, 5.00%, 02/01/42	2,200	2,310,066
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, 5.00%, 07/01/45(a)	460	454,645
County of Pinal Arizona Electric District No.3, Refunding RB:
4.75%, 07/01/21(b)	680	726,519
4.75%, 07/01/31	3,070	3,224,912
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,500	1,721,190
5.00%, 12/01/37	2,065	2,346,914
University Medical Center Corp., RB, 6.50%, 07/01/19(b)	500	513,080
University Medical Center Corp., Refunding RB, 6.00%, 07/01/21(b)	900	986,094

		12,283,420

Arkansas — 2.3%
City of Benton Arkansas, RB, 4.00%, 06/01/39	505	516,630
City of Fort Smith Arkansas Water & Sewer Revenue, Refunding RB, 4.00%, 10/01/40		850,349
City of Little Rock Arkansas, RB, 4.00%, 07/01/41	1,835	1,852,965
County of Pulaski Arkansas Public Facilities Board, RB, 5.00%, 12/01/42	465	496,178

		3,716,122

California — 21.6%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.88%, 08/15/20(b)	1,900	2,032,430
California Statewide Communities Development Authority, Refunding RB, Adventist Health System, Series A, 4.00%, 03/01/48	1,345	1,307,367
Carlsbad California Unified School District, GO, Election of 2006, Series B, 6.00%, 05/01/34(c)	1,000	1,164,570
City & County of San Francisco Public Utilities Commission Wastewater Revenue, Refunding RB, Sewer System, Series B, 4.00%, 10/01/42	500	503,725

Security	Par (000)	Value
California (continued)
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT, 5.75%, 03/01/34	$2,000	$2,142,120
County of San Diego Regional Airport Authority, ARB, Subordinate, Series B, AMT, 5.00%, 07/01/47	1,405	1,538,320
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.25%, 06/01/47	525	520,721
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 7.00%, 08/01/34(c)	1,650	1,729,711
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 08/01/38(d)	8,000	3,465,840
Palomar Community College District, GO, CAB, Election of 2006, Series B:
0.00%, 08/01/30(d)	1,500	1,033,605
0.00%, 08/01/33(d)	4,000	1,646,480
6.20%, 08/01/39(c)	2,605	2,524,532
San Diego Community College District, GO, CAB, Election of 2002, 6.00%, 08/01/33(c)	2,800	3,298,120
State of California, GO, Refunding, Various Purposes, 5.00%, 02/01/38	3,000	3,251,220
State of California, GO, Various Purposes:
6.50%, 04/01/19(b)	1,055	1,071,933
5.75%, 04/01/31	2,000	2,024,320
6.00%, 03/01/33	1,000	1,050,790
6.50%, 04/01/33	895	908,165
5.50%, 03/01/40	2,350	2,446,115
Visalia Unified School District, COP, (AGM), 4.00%, 05/01/48	1,225	1,226,103

		34,886,187

Colorado — 0.7%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	1,070	1,073,777

Connecticut — 1.0%
Connecticut State Health & Educational Facility Authority, Refunding RB, Lawrence & Memorial Hospital, Series F, 5.00%, 07/01/21(b)	550	588,913

1

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Connecticut (continued)
State of Connecticut, GO, Series E, 5.00%, 09/15/37	$970	$1,054,147

		1,643,060
Delaware — 2.2%
County of Kent Delaware, RB, CHF-Dover, LLC-Delaware State University Project, Series A:
5.00%, 07/01/40	330	347,447
5.00%, 07/01/48	900	940,698
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,200	1,250,304
Delaware Transportation Authority, RB, U.S. 301 Project, 5.00%, 06/01/55	950	1,026,950

		3,565,399
Florida — 3.8%
Capital Trust Agency Inc., RB, M/F Housing, The Gardens Apartment Project, Series A, 4.75%, 07/01/40	600	601,320
County of Miami-Dade Florida, RB, AMT, Seaport Department, Series B, 6.00%, 10/01/31	4,135	4,682,515
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center, 5.00%, 06/01/36	125	128,324
Stevens Plantation Community Development District, RB, Special Assessment, Series A, 7.10%, 05/01/35(e)(f)	860	688,000

		6,100,159
Georgia — 1.3%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/40	1,500	1,658,025
County of Georgia Housing & Finance Authority, RB, S/F Housing, Series A:
3.95%, 12/01/43	295	295,422

Security	Par (000)	Value
Georgia (continued)
County of Georgia Housing & Finance Authority, RB, S/F Housing, Series A (continued):
4.00%, 12/01/48	$210	$210,149

		2,163,596
Hawaii — 0.3%
State of Hawaii Department of Budget & Finance, Refunding RB, Special Purpose, Senior Living, Kahala Nui, 5.25%, 11/15/37	400	432,952

Idaho — 0.3%
Idaho Health Facilities Authority, RB, St. Lukes Health System Project, Series A, 5.00%, 03/01/39	500	531,725

Illinois — 7.7%
Chicago Board of Education, GO, Refunding Dedicated Revenues, Series D:
Dedicated Revenues, Series H, 5.00%, 12/01/36	235	237,202
Project, 5.25%, 12/01/35	775	786,524
Chicago Board of Education, GO, Refunding, Series C:
Dedicated Revenues, 5.00%, 12/01/34	235	238,055
5.00%, 12/01/25(g)	335	348,738
Chicago Board of Education, GO:
5.00%, 12/01/46(g)	280	269,394
5.00%, 12/01/46(g)	725	702,699
5.00%, 12/01/25	425	440,462
Series F, 5.00%, 12/01/23	310	322,196
City of Chicago Illinois, Refunding ARB, O’Hare International Airport Passenger Facility Charge, Series B, AMT, 4.00%, 01/01/29	1,600	1,615,760
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/41	870	928,177
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	665	700,265
County of Will Illinois, GO, 5.00%, 11/15/45	600	655,146
Illinois Finance Authority, RB, Chicago LLC, University of Illinois at Chicago Project, Series A:
5.00%, 02/15/37	300	317,991
5.00%, 02/15/47	205	215,004
5.00%, 02/15/50	100	104,511

2

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB:
OSF Health Care System, Series A, 5.00%, 11/15/45	$1,205	$1,291,302
OSF Healthcare System, 6.00%, 05/15/39	205	213,046
Roosevelt University Project, 6.50%, 10/01/19(b)	1,000	1,037,020
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(b)	1,150	1,256,559
State of Illinois, GO, Series D, 5.00%, 11/01/28	645	680,049

		12,360,100
Iowa — 0.3%
Iowa Finance Authority, RB, Lifespace Communities, Series A, 5.00%, 05/15/43	205	210,681
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project, Series B, 5.25%, 12/01/50(h)	250	265,240

		475,921
Kansas — 2.7%
County of Seward Kansas Unified School District No. 480 Liberal, GO, Refunding:
5.00%, 09/01/22(b)	3,280	3,615,478
5.00%, 09/01/39	720	785,506

		4,400,984
Kentucky — 3.8%
County of Boyle Kentucky, Refunding RB, Centre College of Kentucky, 5.00%, 06/01/37	2,500	2,685,350
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 01/01/40	1,830	1,944,064
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C(c):
6.45%, 07/01/34	500	462,340
6.60%, 07/01/39	830	761,010
6.75%, 07/01/43	270	247,593

		6,100,357
Louisiana — 1.5%
City of Alexandria Louisiana Utilities, RB, 5.00%, 05/01/39	860	939,559

Security	Par (000)	Value
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	$1,050	$1,121,673
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.50%, 05/01/31	400	419,068

		2,480,300
Maryland — 0.4%
County of Anne Arundel Maryland Consolidated, RB, Special Taxing District, Villages at Two Rivers Project:
5.13%, 07/01/36	170	168,729
5.25%, 07/01/44	170	167,659
Maryland Community Development Administration, Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38	315	318,216

		654,604
Massachusetts — 3.5%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 01/01/47	630	665,078
Emerson College Issue, 5.00%, 01/01/48	1,115	1,182,558
Emerson College Issue, Series A, 5.25%, 01/01/42	565	608,460
UMass Darthmouth Student Housing Project, 5.00%, 10/01/48	830	866,636
Massachusetts Development Finance Agency, Refunding RB:
Emmanuel College Issue, Series A, 5.00%, 10/01/43	750	791,153
International Charter School, 5.00%, 04/15/40	400	414,296
Western New England University, 5.00%, 09/01/43	750	796,898
Massachusetts Housing Finance Agency, RB, M/F Housing, Series A:
3.80%, 12/01/43	160	154,726
3.85%, 06/01/46	205	197,579

		5,677,384
Michigan — 7.2%
Michigan Finance Authority, RB:
Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	1,555	1,670,288

3

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Michigan (continued)
Michigan Finance Authority, RB (continued):
Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 07/01/44	$240	$252,609
Michigan Finance Authority, Refunding RB, Henry Ford Health System, 5.00%, 11/15/41	5,560	5,953,537
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	2,100	2,149,140
Michigan State Housing Development Authority, RB, S/F Housing, Series A, 3.80%, 10/01/38	1,690	1,650,758

		11,676,332
Minnesota — 2.0%
City of Maple Grove Minnesota, Refunding RB, Maple Grove Hospital, Corp., 4.00%, 05/01/37	880	877,642
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A, 5.00%, 11/15/49	560	605,662
Minneapolis-St. Paul Metropolitan Airports Commission, Refunding ARB, Sub Series D, AMT, 5.00%, 01/01/41	290	317,170
Minnesota Higher Education Facilities Authority, RB:
Augsburg College, Series B, 4.25%, 05/01/40	1,075	1,028,302
College of St. Benedict, Series 8-K, 4.00%, 03/01/43	385	366,023

		3,194,799
Mississippi — 1.9%
County of Warren Mississippi, RB, Gulf Opportunity Zone Bonds, International Paper Co. Project, Series A, 5.38%, 12/01/35	400	431,032
Mississippi Development Bank, RB, Special Obligation:
CAB, Hinds Community College District (AGM), 5.00%, 04/01/21(b)	845	902,485

Security	Par (000)	Value
Mississippi (continued)
Mississippi Development Bank, RB, Special Obligation (continued):
County of Jackson Limited Tax Note (AGC), 5.50%, 07/01/32	$1,750	$1,784,860

		3,118,377
Missouri — 2.7%
Missouri Development Finance Board, RB, Annual Appropriation Sewer System, Series B, 5.00%, 11/01/41	900	956,871
Missouri State Health & Educational Facilities Authority, RB:
A.T. Still University of Health Sciences, 5.25%, 10/01/31	500	536,870
A.T. Still University of Health Sciences, 4.25%, 10/01/32	320	330,477
A.T. Still University of Health Sciences, 5.00%, 10/01/39	500	540,885
Heartland Regional Medical Center, 4.13%, 02/15/43	300	305,577
University of Central Missouri, Series C-2, 5.00%, 10/01/34	1,000	1,096,790
Missouri State Health & Educational Facilities Authority, Refunding RB, Kansas City University of Medicine and Biosciences, Series A, 5.00%, 06/01/42	540	589,836

		4,357,306
Nebraska — 1.1%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.00%, 09/01/42	600	645,228
County of Douglas Nebraska Hospital Authority No. 3, Refunding RB, Health Facilities Nebraska Methodist Health System, 5.00%, 11/01/45	400	431,036
Nebraska Public Power District, Refunding RB, Series A:
5.00%, 01/01/32	250	267,718
4.00%, 01/01/44	400	401,168

		1,745,150
Nevada — 1.1%
City of Las Vegas Nevada, RB, Special Assessment, No. 809 Summerlin Area, 5.65%, 06/01/23	785	795,629

4

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Nevada (continued)
County of Clark Nevada, Refunding ARB, Department of Aviation, Subordinate Lien, Series A-2, 4.25%, 07/01/36	$1,000	$1,032,140

		1,827,769
New Hampshire — 0.2%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project(a):
Series B, 4.63%, 11/01/42	255	241,737
Series C, AMT, 4.88%, 11/01/42	145	139,547

		381,284
New Jersey — 13.0%
New Jersey EDA, RB:
Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	660	737,616
Goethals Bridge Replacement Project (AGM), AMT, 5.13%, 07/01/42	200	212,976
School Facilities Construction, Series UU, 5.00%, 06/15/40	425	439,191
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 04/01/28	7,500	8,542,650
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Hospital Asset Transfer Program, 5.00%, 10/01/37	685	715,366
St. Barnabas Health Care System, Series A, 4.63%, 07/01/21(b)	510	542,110
St. Barnabas Health Care System, Series A, 5.63%, 07/01/21(b)	1,700	1,849,413
St. Barnabas Health Care System, Series A, 5.00%, 07/01/25	500	543,205
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 01/01/45	1,860	2,006,921
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/35(d)	1,000	446,570
Transportation Program, Series AA, 5.00%, 06/15/45	900	933,453
Transportation Program, Series AA, 5.00%, 06/15/46	400	414,724
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.00%, 12/15/36	140	147,937
South Jersey Port Corp., RB, Marine Terminal, Series B, AMT, 5.00%, 01/01/35	625	671,812

Security	Par (000)	Value
New Jersey (continued)
Tobacco Settlement Financing Corp., Refunding RB, Series A:
5.00%, 06/01/35	$760	$824,531
5.25%, 06/01/46	1,810	1,918,220

		20,946,695
New Mexico — 0.3%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 08/01/44	450	489,861

New York — 4.8%
City of New York Industrial Development Agency, RB, PILOT (AMBAC), 5.00%, 01/01/39	925	936,498
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	900	921,951
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	1,160	1,106,095
New York City Water & Sewer System, Refunding RB, 2nd Generation, Fiscal 2013, 5.00%, 06/15/47	1,000	1,074,030
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	800	830,312
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	405	422,873
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	1,295	1,336,530
State of New York Mortgage Agency, Refunding RB, Series 211, 3.75%, 10/01/43	1,190	1,156,192

		7,784,481
North Dakota — 0.3%
County of Burleigh North Dakota, Refunding RB, St. Alexius Medical Center Project, Series A, 5.00%, 07/01/21(b)	480	513,960

Ohio — 4.1%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 6.50%, 06/01/47	2,000	1,977,480

5

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Ohio (continued)
City of Dayton Ohio Airport Revenue, Refunding ARB, James M. Cox Dayton International Airport, Series A (AGM), AMT, 4.00%, 12/01/32	$2,000	$2,021,760
Northwest Local School District/Hamilton & Butler Counties, GO, School Improvements, 4.00%, 12/01/50	1,135	1,135,511
State of Ohio, Refunding RB, University Hospitals Health System, Series A, 5.00%, 01/15/41	1,500	1,567,155

		6,701,906
Oklahoma — 1.4%
Oklahoma City Public Property Authority, Refunding RB, 5.00%, 10/01/39	720	801,662
Oklahoma Development Finance Authority, RB:
OU Medicine Project, Series B, 5.25%, 08/15/48	605	644,954
Provident Oklahoma Education Resources, Inc., Cross Village Student Housing Project, Series A, 5.25%, 08/01/57	820	753,408

		2,200,024
Oregon — 1.4%
Oregon Health & Science University, RB, Series A, 4.00%, 07/01/37	675	695,966
State of Oregon State Facilities Authority, Refunding RB, University of Portland Project, Series A, 5.00%, 04/01/45	1,475	1,614,505

		2,310,471
Pennsylvania — 6.4%
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/33	335	372,141
5.00%, 06/01/34	750	829,973
(AGM), 4.00%, 06/01/39	1,365	1,371,429
County of Allegheny Pennsylvania IDA, Refunding RB, U.S. Steel Corp. Project, 6.55%, 12/01/27	1,695	1,737,375
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	495	481,595
Delaware River Port Authority, RB:
4.50%, 01/01/32	1,500	1,586,325
Series D (AGM), 5.00%, 01/01/20(b)	2,600	2,684,760

Security	Par (000)	Value
Pennsylvania (continued)
Pottsville Hospital Authority, Refunding RB, Lehigh Valley Health Network, Series B, 5.00%, 07/01/45	$1,250	$1,349,775

		10,413,373
Puerto Rico — 0.9%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	940	942,190
5.63%, 05/15/43	570	571,060

		1,513,250
Rhode Island — 4.3%
Narragansett Bay Commission, Refunding RB, Series A, 4.00%, 09/01/43	900	906,498
Rhode Island Health & Educational Building Corp., Refunding RB, Series A (AGM), 3.75%, 05/15/32	1,155	1,161,641
Rhode Island Housing & Mortgage Finance Corp., RB, (FHA), S/F Housing, Series 3-B, 4.13%, 10/01/49	480	475,426
State of Rhode Island, COP, School for the Deaf Project, Series C (AGC), 5.38%, 04/01/19(b)	900	910,467
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/40	1,000	1,023,350
Series B, 4.50%, 06/01/45	2,730	2,511,982

		6,989,364
South Carolina — 0.7%
State of South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	1,000	1,059,840

South Dakota — 0.5%
City of Rapid City South Dakota, RB, 4.00%, 12/01/48(g)	740	732,252

Tennessee — 3.0%
Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/40	1,950	2,070,744
County of Chattanooga-Hamilton Tennessee Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/44	875	920,062

6

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Tennessee (continued)
County of Memphis-Shelby Tennessee Sports Authority, Inc., Refunding RB, Memphis Arena Project, Series A, 5.38%, 11/01/28	$275	$282,552
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	675	725,301
Johnson City Health & Educational Facilities Board, RB, Mountain States Health, Series A, 5.00%, 08/15/42	800	835,648

		4,834,307
Texas — 10.0%
County of Harris Texas Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series G (NPFGC), 0.00%, 11/15/41(d)	11,690	3,679,778
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	1,500	1,563,300
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 09/15/38(d)	10,760	4,579,026
Leander ISD, GO, Refunding CAB, Series D (PSF-GTD)(d):
0.00%, 08/15/24(b)	370	191,571
0.00%, 08/15/35	3,630	1,830,500
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	760	836,897
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, 4.00%, 09/15/42	1,355	1,356,490
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, 7.00%, 06/30/40	2,000	2,124,440

		16,162,002
Utah — 1.9%
Salt Lake City Corp. Airport Revenue, RB, AMT, Series A, 5.00%, 07/01/43	530	580,207
Utah Charter School Finance Authority, RB, Utah Charter Academies Project, 5.00%, 10/15/48	360	391,158

Security	Par (000)	Value
Utah (continued)
Utah State Charter School Finance Authority, Refunding RB, Mountainville Academy, 4.00%, 04/15/42	$400	$398,764
Utah Transit Authority, Refunding RB, Series A, 5.00%, 06/15/38	1,500	1,666,215

		3,036,344
Vermont — 0.7%
University of Vermont & State Agricultural College, Refunding RB, 4.00%, 10/01/37	500	509,770
Vermont Student Assistance Corp., RB, Series A, 4.13%, 06/15/30	570	578,556

		1,088,326
Virginia — 1.9%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A, 5.38%, 03/01/36	490	500,589
Virginia Beach Development Authority, Refunding RB, Westminster-Canterbury on Chesapeake Bay:
5.00%, 09/01/44	585	629,823
4.00%, 09/01/48	375	361,076
Virginia HDA, RB, M/F Housing, Rental Housing, Series B, 4.00%, 06/01/53	385	375,837
Virginia Small Business Financing Authority, RB, AMT:
Covanta Project, 5.00%, 01/01/48(a)(h)	470	475,917
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 6.00%, 01/01/37	725	783,109

		3,126,351
Washington — 0.4%
Washington State Housing Finance Commission, Refunding RB, Horizon House Project, 5.00%, 01/01/38(a)	600	624,852

West Virginia — 1.1%
West Virginia Hospital Finance Authority, RB, Improvement, West Virginia University Health System Obligated Group, Series A, 4.00%, 06/01/51	1,865	1,739,374

Wisconsin — 1.2%
Public Finance Authority, Refunding RB, National Gypsum Co., AMT, 4.00%, 08/01/35	280	260,277

7

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB, Milwaukee Regional Medical Center Thermal Service, 5.00%, 04/01/44	$800	$885,576
WPPI Energy Power Supply Systems, Refunding RB, Series A, 5.00%, 07/01/37	665	734,546

		1,880,399

Total Municipal Bonds — 136.1% (Cost — $209,387,124)		219,962,762

Municipal Bonds Transferred to Tender Option Bond Trusts(i) — 23.6%

California — 1.0%
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42(j)	1,451	1,690,767

Connecticut — 1.8%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	2,611	2,846,228

New Jersey — 0.9%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(j)	1,400	1,463,313

New York — 13.5%
City of New York, GO, Refunding Fiscal 2015, Series B, 4.00%, 08/01/32	3,990	4,165,420
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	405	411,620
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2013:
Series BB, 4.00%, 06/15/47	3,660	3,664,014
Series CC, 5.00%, 06/15/47	6,000	6,590,462
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(j):
5.75%, 02/15/21(b)	1,548	1,665,060
5.75%, 02/15/47	952	1,024,295

Security	Par (000)	Value
New York (continued)
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	$2,505	$2,705,973
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 03/15/31	1,560	1,667,332

		21,894,176
Texas — 2.9%
City of Houston Texas Community College, GO, Limited Tax, 4.00%, 02/15/43(a)(h)	2,999	3,002,520
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	1,580	1,695,312

		4,697,832
Virginia — 3.5%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.00%, 07/01/48(a)(h)	1,996	2,254,967
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/42	2,992	3,347,624

		5,602,591

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 23.6% (Cost — $37,809,653)		38,194,907

Total Long-Term Investments — 159.7% (Cost — $247,196,777)		258,157,669

8

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities — 3.9%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.55%(k)(l)	6,321,936	$6,322,568

Total Short-Term Securities — 3.9% (Cost — $6,322,568)		6,322,568

Total Investments — 163.6% (Cost — $253,519,345)		264,480,237

Other Assets Less Liabilities — 0.4%		742,301
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.6)%		(23,657,482)
VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (49.4)%		(79,900,000)

Net Assets Applicable to Common Shares — 100.0%		$161,665,056

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Zero-coupon bond.
(e)	Non-income producing security.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	When-issued security.
(h)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between February 15, 2019 to January 1, 2026, is $3,415,794.

(k)	Annualized 7-day yield as of period end.
(l)

During the period ended November 30, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	2,100,576	4,221,360	6,321,936	$6,322,568	$13,765	$—	$—

(a)	Includes net capital gain distributions, if applicable.

9

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Municipal Bond Trust (BBK)

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

CAB — Capital Appreciation Bonds

COP — Certificates of Participation

EDA — Economic Development Authority

FHA — Federal Housing Administration

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

GTD — Guaranteed

HDA — Housing Development Authority

IDA — Industrial Development Authority

ISD — Independent School District

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

PILOT — Payment in Lieu of Taxes

PSF — Permanent School Fund

RB — Revenue Bonds

S/F — Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	20	03/20/19	$2,389	$(5,356)
Long U.S. Treasury Bond	72	03/20/19	10,073	(43,363)
5-Year U.S. Treasury Note	15	03/29/19	1,694	(2,234)

				$(50,953)

10

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Municipal Bond Trust (BBK)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$258,157,669	$—	$258,157,669
Short-Term Securities	6,322,568	—	—	6,322,568

	$6,322,568	$258,157,669	$—	$264,480,237

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(50,953)	$—	$—	$(50,953)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(23,564,266)	$—	$(23,564,266)
VMTP Shares at Liquidation Value	—	(79,900,000)	—	(79,900,000)

	$—	$(103,464,266)	$—	$(103,464,266)

During the period ended November 30, 2018, there were no transfers between levels.

11

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Trust

Date: January 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Trust

Date: January 18, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Trust

Date: January 18, 2019